                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

February 1, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Limited Term Municipal Fund (the "Registrant")
           Reg. No. 33-08054; File No. 811-4803

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities
Act"), I hereby represent that the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 30 to the
Registrant's Registration Statement on Form N-1A, which was filed electronically with the
Securities and Exchange Commission on January 26, 2007.

                                          Sincerely,

                                          /s/ Randy Legg
                                          ------------------------------------
                                          Randy Legg
                                          Vice President and Associate Counsel
                                          303-768-1026
                                          rlegg@oppenheimerfunds.com

cc:  Myer, Swanson, Adams & Wolf PC
     Gloria LaFond
     Nancy S. Vann